Loans Receivable - Summary of Age Analysis of Past Due Receivables (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Past due receivables	$ 884,364	$ 787,987	$ 700,370
Past due receivables Current	6,029,957	6,799,362	7,409,707
Total Financing Receivables	6,914,321	7,587,349	8,110,077
Recorded Investment > 90 Days and Not Accruing	454,452	367,098	389,431
30-60 Days Past Due [Member]
Past due receivables	226,613	257,299	157,316
61-90 Days Past Due [Member]
Past due receivables	203,299	163,590	153,623
Greater Than 90 Days [Member]
Past due receivables	$ 454,452	$ 367,098	$ 389,431